Borrowings (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Credit facilities	$ 206,570	$ 153,349
Total borrowings	617,862	586,738
Less: Long-term unamortized discount	(2,963)	(3,459)
Less: Current portion of long-term debt, net	(20,882)	(16,435)
Less: Deferred financing costs, net	(6,398)	(7,305)
Long-term debt, net	587,619	559,539
Term Loan B including addition
Debt Instrument [Line Items]
Term Loan B facility	$ 411,292	$ 433,389